UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22358

 NAME OF REGISTRANT:                     City National Rochdale Structured
                                         Claims Fixed Income Fund LLC



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 400 Park Avenue
                                         New York, NY 10022-4406

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Michael Lukaj
                                         400 Park Avenue
                                         New York, NY 10022-4406

 REGISTRANT'S TELEPHONE NUMBER:          800-245-9888

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

City National Rochdale Structured Claims Fixed Income Fund, LLC
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  934786611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V567
    Meeting Type:  Special
    Meeting Date:  16-May-2018
          Ticker:  FGZXX
            ISIN:  US31846V5672
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Victoria J. Herget                                        Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       James M. Wade                                             Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         City National Rochdale Structured Claims Fixed Income
                     Fund LLC
By (Signature)       /s/ Garrett R. D'Alessandro
Name                 Garrett R. D'Alessandro
Title                President
Date                 08/21/2018